Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Depreciation [Abstract]
Depreciation	$ (13,336)	$ (14,349)	$ (13,289)
Net Book Value [Abstract]
Beginning balance	394,691
Depreciation	(13,336)	(14,349)	(13,289)
Ending balance	361,879	394,691
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	409,264	409,264
Ending balance	409,264	409,264	409,264
Accumulated Depreciation [Abstract]
Beginning balance	(34,554)	(20,205)
Depreciation	(13,336)	(14,349)
Ending balance	(47,890)	(34,554)	(20,205)
Net Book Value [Abstract]
Beginning balance	374,710	389,059
Depreciation	(13,336)	(14,349)
Ending balance	$ 361,374	$ 374,710	$ 389,059